UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2006

Check here if Amendment       [  ];      Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           The Capital Management Corporation
Address:        9030 Stony Point Parkway, Suite 150
                Richmond, Virginia 23235

13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Susan Kidd
Title:    Office Manager
Phone:    (804) 327-0302

Signature, Place, and Date of Signing:
Susan Kidd        Richmond, Virginia         August 10, 2006
[Signature]          [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 100

Form 13F Information Table Value Total: $215,415,923 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s)of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE



06/30/2006
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 1










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM
7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE
OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










A F L A C Inc
COMMON
001055102
1,654,231.50
35,690
x
ALL
25,490

10,200
A T & T Inc.
COMMON
00206R102
192,775.68
6,912
x
ALL
4,789

2,123
Abbott Laboratories
COMMON
002824100
244,216.00
5,600
x
ALL
2,400

3,200
Alcon Inc
COMMON
H01301102
2,641,691.39
26,806
x
ALL
19,831

6,975
Altria Group Inc
COMMON
02209S103
4,966,364.62
67,634
x
ALL
33,512

34,122
Amgen Incorporated
COMMON
031162100
8,404,363.66
128,842
x
ALL
84,047

44,795
Apache Corp
COMMON
037411105
862,338.75
12,635
x
ALL
5,288

7,347
Applied Materials Inc
COMMON
038222105
3,723,561.60
228,720
x
ALL
164,855

63,865
Automatic Data Processing
COMMON
053015103
4,529,648.84
99,882
x
ALL
78,025

21,857
BB&T Corporation
COMMON
054937107
498,664.10
11,990
x
ALL
6,277

5,713
BP PLC Sponsored ADRs
COMMON
055622104
663,661.74
9,534
x
ALL
6,350

3,184
Bank Of America Corp
COMMON
060505104
2,975,416.60
61,859
x
ALL
32,376

29,483
Beacon Roofing Supply
COMMON
073685109
2,724,177.70
123,770
x
ALL
99,374

24,396
Becton Dickinson & Co.
COMMON
075887109
3,235,305.25
52,925
x
ALL
40,885

12,040
Bed Bath & Beyond
COMMON
075896100
6,047,919.27
182,331
x
ALL
131,675

50,656
Bellsouth Corporation
COMMON
079860102
287,790.00
7,950
x
ALL
2,123

5,827
Berkshire Hathaway Cl B
COMMON
084670207
1,938,391.00
637
x
ALL
460

177
Biomet Incorporated
COMMON
090613100
5,162,662.26
164,994
x
ALL
114,025

50,969
Bristol-Myers Squibb Co
COMMON
110122108
203,001.00
7,850
x
ALL
3,300

4,550
Cameron International
COMMON
13342B105
2,759,911.75
57,775
x
ALL
45,210

12,565
Capital One Financial Cp
COMMON
14040H105
219,753.90
2,572
x
ALL
376

2,196
Caremark RX Inc.
COMMON
141705103
3,755,659.83
75,309
x
ALL
54,769

20,540
Carmax Inc
COMMON
143130102
6,393,083.40
180,290
x
ALL
137,065

43,225
Carnival Corp.
COMMON
143658300
2,988,166.60
71,590
x
ALL
53,205

18,385










Page Total


67,072,756.44
















06/30/2006
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 2










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM
7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE
OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE




















ChevronTexaco Corporation
COMMON
166764100
386,261.44
6,224
x
ALL
2,608

3,616
Cintas Corp
COMMON
172908105
3,905,107.92
98,217
x
ALL
76,182

22,035
Cisco Systems Inc
COMMON
17275R102
371,070.00
19,000
x
ALL
8,600

10,400
Citigroup Inc
COMMON
172967101
1,245,477.25
25,813
x
ALL
17,863

7,950
Coca Cola Company
COMMON
191216100
363,519.00
8,450
x
ALL
7,450

1,000
Dentsply Intl Inc
COMMON
249030107
427,230.00
7,050
x
ALL
7,050

0
Dominion Res Inc Va New
COMMON
25746U109
535,571.19
7,161
x
ALL
3,493

3,668
Donaldson
COMMON
257651109
4,289,296.80
126,640
x
ALL
97,090

29,550
Du Pont E I De Nemour&Co
COMMON
263534109
249,600.00
6,000
x
ALL
0

6,000
Ecolab, Inc.
COMMON
278865100
2,777,903.90
68,455
x
ALL
51,950

16,505
Electronic Arts
COMMON
285512109
1,625,620.80
37,770
x
ALL
29,200

8,570
Emerson Electric Co
COMMON
291011104
624,971.17
7,457
x
ALL
5,527

1,930
Equitable Res Inc
COMMON
294549100
335,000.00
10,000
x
ALL
10,000

0
Exxon Mobil Corporation
COMMON
30231G102
4,658,428.20
75,932
x
ALL
38,599

37,333
FPL Group Inc
COMMON
302571104
100,098.22
2,419
x
ALL
2,419

0
Factset Research Systems
COMMON
303075105
735,109.50
15,541
x
ALL
11,412

4,129
Freddie Mac Voting Shs
COMMON
313400301
1,902,708.75
33,375
x
ALL
22,475

10,900
Fortune Brands Inc
COMMON
349631101
690,927.30
9,730
x
ALL
5,230

4,500
Galleher Group PLC
COMMON
363595109
250,160.00
4,000
x
ALL
0

4,000
General Electric Company
COMMON
369604103
8,045,586.43
244,102
x
ALL
152,529

91,573
GlaxoSmithkline PLC  ADRs
COMMON
37733W105
286,030.80
5,126
x
ALL
850

4,276
H C C Insurance Holdings
COMMON
404132102
4,465,400.32
151,678
x
ALL
116,078

35,600
Harte-Hanks Incorporated
COMMON
416196103
2,819,246.20
109,955
x
ALL
88,120

21,835
Hlth Mgmt Assoc Cl A
COMMON
421933102
1,602,434.31
81,301
x
ALL
52,850

28,451










Page Total


42,692,759.50
















06/30/2006
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 3










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM
7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE
OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Hewlett-Packard Company
COMMON
428236103
213,776.64
6,748
x
ALL
1,550

5,198
Intel Corp
COMMON
458140100
753,963.76
39,682
x
ALL
18,300

21,382
Int'l Business Machines
COMMON
459200101
219,705.20
2,860
x
ALL
0

2,860
J P Morgan Chase & Co
COMMON
46625H100
239,862.00
5,711
x
ALL
4,796

915
Johnson & Johnson
COMMON
478160104
2,318,724.24
38,697
x
ALL
22,007

16,690
Kimberly-Clark Corp
COMMON
494368103
212,865.00
3,450
x
ALL
700

2,750
Kinder Morgan Energy
Partners
COMMON
494550106
241,290.00
5,250
x
ALL
250

5,000
Kinder Morgan Inc
COMMON
49455P101
459,494.00
4,600
x
ALL
2,150

2,450
LECG Corp.
COMMON
523234102
1,382,756.55
74,865
x
ALL
64,950

9,915
Lilly Eli & Company
COMMON
532457108
3,408,500.90
61,670
x
ALL
50,060

11,610
Linear Technology Corp
COMMON
535678106
5,946,149.50
177,550
x
ALL
139,375

38,175
Lowes Companies Inc
COMMON
548661107
4,870,593.36
160,560
x
ALL
97,850

62,710
Manulife Financial Corp
COMMON
56501R106
546,126.30
17,190
x
ALL


17,190
Markel Corp
COMMON
570535104
7,911,947.00
22,801
x
ALL
400

22,401
Marlin Business Services
COMMON
571157106
2,966,978.40
131,515
x
ALL
106,965

24,550
McGraw-Hill Cos
COMMON
580645109
3,145,151.45
62,615
x
ALL
44,385

18,230
Medtronic Inc
COMMON
585055106
6,215,117.04
132,462
x
ALL
80,106

52,356
Merck & Co Inc
COMMON
589331107
222,997.14
6,121
x
ALL
1,021

5,100
Mercury General Corp
COMMON
589400100
2,821,036.65
50,045
x
ALL
37,525

12,520
Microsoft Corp
COMMON
594918104
5,981,488.93
256,716
x
ALL
187,288

69,428
Moodys Corp
COMMON
615369105
701,880.48
12,888
x
ALL
7,538

5,350
Norfolk Southern Corp
COMMON
655844108
433,743.00
8,150
x
ALL
250

7,900
PNC Finl Svcs Group
COMMON
693475105
1,052,550.00
15,000
x
ALL
15,000

0
PPG Industries
COMMON
693506107
369,600.00
5,600
x
ALL
5,300

300










Page Total


52,636,297.54





















06/30/2006
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 4










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM
7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE
OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE




















Paychex Inc
COMMON
704326107
2,666,460.07
68,406
x
ALL
53,286

15,120
Pepsico Incorporated
COMMON
713448108
5,206,548.72
86,718
x
ALL
59,213

27,505
PetSmart, Inc.
COMMON
716768106
4,525,961.04
176,795
x
ALL
130,575

46,220
Pfizer Incorporated
COMMON
717081103
708,794.00
30,200
x
ALL
5,650

24,550
Plum Creek Timber Co
COMMON
729251108
615,889.50
17,349
x
ALL
5,400

11,949
Portfolio Recovery
Associates
COMMON
73640Q105
3,008,659.50
65,835
x
ALL
51,390

14,445
Procter & Gamble Co
COMMON
742718109
5,032,415.27
90,511
x
ALL
68,765

21,746
Progressive Corp.
COMMON
743315103
308,520.00
12,000
x
ALL
12,000

0
Royal Dutch Shell PLC A
COMMON
780259206
619,498.02
9,249
x
ALL
3,049

6,200
The Southern Company
COMMON
842587107
416,585.90
12,998
x
ALL
0

12,998
Suntrust Banks Inc
COMMON
867914103
596,353.20
7,820
x
ALL
7,820

0
Sysco Corp
COMMON
871829107
6,759,370.54
221,184
x
ALL
165,483

55,701
3M Company
COMMON
88579Y101
5,120,170.87
63,392
x
ALL
46,126

17,266
Tiffany & Co New
COMMON
886547108
3,714,254.70
112,485
x
ALL
89,035

23,450
Utd Dominion Realty Tr
COMMON
910197102
327,717.00
11,700
x
ALL
1,900

9,800
United Parcel Service B
COMMON
911312106
1,202,018.00
14,600
x
ALL
5,300

9,300
United Technologies Corp
COMMON
913017109
405,888.00
6,400
x
ALL
0

6,400
Verizon Communications
COMMON
92343V104
224,818.37
6,713
x
ALL
3,394


Vodafone Group Plc Adr
COMMON
92857W100
666,690.00
31,300
x
ALL
8,000


Wachovia Corp New
COMMON
929903102
1,442,369.14
26,671
x
ALL
20,281

6,390
Washington Mutual Inc
COMMON
939322103
1,926,347.54
42,263
x
ALL
28,863

13,400
Washington Real Est T
COMMON
939653101
359,660.00
9,800
x
ALL
5,800

4,000
Wells Fargo & Co New
COMMON
949746101
442,124.28
6,591
x
ALL
2,691

3,900
Wellpoint Hlth Ntwks New
COMMON
94973V107
4,690,026.50
64,450
x
ALL
47,004

17,446
Wilmington Trust Corp
COMMON
971807102
476,212.20
11,290
x
ALL
3,350

7,940










Page Total


51,463,352.36
















03/31/2006
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 5










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM
7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE
OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Wrigley Wm JR Co
COMMON
982526105
335,664.00
7,400
x
ALL
5,300

2,100
Wyeth
COMMON
983024100
993,318.47
22,367
x
ALL
8,400

13,967
Zimmer Holdings Inc
COMMON
98956P102
221,775.20
3,910
x
ALL
1,260












Page Total


1,550,757.67
















Grand Total


215,415,923.51











































































































